Document And Entity Information	May 05, 2026
Document Information Line Items
Entity Central Index Key	0000863110
Document Type	8-K
Document Period End Date	May 05, 2026
Entity Registrant Name	ARTESIAN RESOURCES CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	000-18516
Entity Tax Identification Number	51-0002090
Entity Address, Address Line One	664 Churchmans Road,
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19702
City Area Code	302
Local Phone Number	302-453-6900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ARTNA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q1